UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22280

Goldman Sachs Credit Strategies Fund

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Secured Debt Obligations — 33.9%
Senior Term Loans(a) — 6.5%
Automotive — 0.4%
Accuride Corp. (NR/NR)
$800,000	5.750%	09/30/13	$795,776
Ford Motor Co. (B-/B1)
787,655	3.331	12/16/13	743,452
Ford Motor Co. (B-/Ba3)
247,722	3.350	12/16/13	232,472

			1,771,700

Finance — 1.0%
American General Finance Corp. (NR/NR)
4,193,000	7.250	04/21/15	4,074,548
International Lease Finance Co. (NR/NR)
250,000	6.750	03/17/15	246,697

			4,321,245

Gaming — 1.7%
Chester Downs and Marina LLC (B/B3)
943,750	12.375	07/29/16	937,455
Harrah’s Operating Co., Inc. (NR/NR)
8,070,000	3.316	01/28/15	6,709,076

			7,646,531

Health Care — Services — 0.7%
HCA, Inc. (BB/Ba2)
700,000	1.250	09/30/10	660,331
695,627	2.783	11/18/13	655,086
2,147,891	3.783	03/31/17	2,050,849

			3,366,266

Media — Cable — 1.6%
Charter Communications Operating LLC (NR/NR)
7,983,657	2.350	03/06/14	7,395,661

Media — Non Cable — 0.2%
Dex Media East LLC (B/NR)
965,783	2.950	10/24/14	787,113

Real Estate — 0.4%
General Growth Properties, Inc. (NR/NR)
1,650,000	2.000	02/24/10	1,706,859

Technology — Hardware — 0.2%
Spansion LLC (NR/NR)
872,813	7.750	01/08/15	861,902

Wireless Telecommunications — 0.3%
Aspect Software, Inc. (NR/NR)
1,436,400	6.250	04/19/16	1,400,490

TOTAL SENIOR TERM LOANS			$29,257,767

Other Secured Debt Obligations(b) — 27.4%
Airlines(c) — 1.1%
United Air Lines, Inc. (B+/B3)
$4,939,000	9.875%	08/01/13	$5,087,170

Building Materials — 0.2%
PLY Gem Industries, Inc. (B-/Caa1)
689,000	11.750	06/15/13	718,283

Principal		Interest	Maturity
Amount		Rate	Date	Value
Secured Debt Obligations — (continued)
Other Secured Debt Obligations(b) — (continued)
Chemicals — 0.5%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (CCC+/B3)
	$2,248,000	8.875%	02/01/18	$2,028,820

Diversified Manufacturing(c) — 0.6%
TriMas Corp. (B-/Caa1)
	2,570,000	9.750	12/15/17	2,595,700

Electric(c) — 0.1%
The AES Corp. (BB+/Ba3)
	210,000	8.750	05/15/13	212,625

Energy — Services(c) — 0.8%
Expro Finance Luxembourg SCA (B+/B2)
	1,700,000	8.500	12/15/16	1,623,992
Trico Shipping AS (D/Caa2)
	2,210,000	13.875	11/01/14	2,093,975

				3,717,967

Entertainment(c) — 1.7%
MU Finance PLC (NR/NR)
	5,854,000	8.375	02/01/17	5,590,570
GBP	1,528,000	8.750	02/01/17	2,147,148

				7,737,718

Environmental — 0.2%
Clean Harbors, Inc. (BB-/Ba2)
	$750,000	7.625	08/15/16	766,875

Finance — 4.8%
CIT Group Funding Co. of Delaware LLC (B+/B3)
	3,530,000	10.250	05/01/13	3,627,075
	494,000	10.250	05/01/14	507,585
CIT Group, Inc. (B+/B3)
	3,677,000	7.000	05/01/13	3,529,920
	13,954,000	7.000	05/01/14	13,151,645
	968,500	7.000	05/01/15	895,862

				21,712,087

Food & Beverage(c) — 0.3%
Smithfield Foods, Inc. (B+/Ba3)
	1,250,000	10.000	07/15/14	1,371,875

Gaming — 3.1%
MGM Resorts International (B/B1)
	12,584,000	10.375	05/15/14	13,590,720
Yonkers Racing Corp. (B+/B1)(c)
	187,000	11.375	07/15/16	203,363

				13,794,083

Health Care — Medical Products(c) — 0.2%
Accellent, Inc. (B+/B1)
	950,000	8.375	02/01/17	931,000

Health Care — Services — 4.3%
HCA, Inc. (BB-/B2)
	11,624,000	9.125	11/15/14	12,205,200
Tenet Healthcare Corp. (BB-/B1)(c)
	4,842,000	8.875	07/01/19	5,144,625
U.S. Oncology, Inc. (B/Ba3)
	1,795,000	9.125	08/15/17	1,839,875

				19,189,700

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Secured Debt Obligations — (continued)
Other Secured Debt Obligations(b) — (continued)
Lodging — 1.5%
Felcor Lodging LP (NR/B2)
	$6,634,000	10.000%	10/01/14	$6,932,530

Media — Broadcasting & Radio(c) — 0.9%
Univision Communications, Inc. (B-/B2)
	3,661,000	12.000	07/01/14	3,917,270

Media — Cable(c) — 3.3%
Charter Communications Operating LLC (BB/B1)
	14,243,000	8.000	04/30/12	14,812,720

Metals & Mining — 2.7%
Teck Resources Ltd. (BBB/Baa3)
	420,000	10.250	05/15/16	492,450
	9,615,000	10.750	05/15/19	11,682,225

				12,174,675

Railroads — 0.2%
RailAmerica, Inc. (BB/B1)
	956,000	9.250	07/01/17	1,002,605

Services Cyclical — Rental Equipment(c) — 0.9%
Hertz Holdings Netherlands BV (B/B1)
EUR	2,610,000	8.500	07/31/15	3,187,393
Maxim Crane Works LP (B/Caa1)
	$1,050,000	12.250	04/15/15	1,030,312

				4,217,705

TOTAL OTHER SECURED DEBT OBLIGATIONS				$122,921,408

TOTAL SECURED DEBT OBLIGATIONS				$152,179,175

Unsecured Debt Obligations — 50.7%
Aerospace/Defense(b) — 2.2%
DynCorp International, Inc. (B/B1)(c)
	$945,000	10.375%	07/01/17	$947,362
L-3 Communications Corp. (BB+/Ba1)
	2,500,000	6.125	07/15/13	2,525,000
	1,295,000	5.875	01/15/15	1,282,050
Spirit AeroSystems, Inc. (BB/B2)
	5,040,000	7.500	10/01/17	4,939,200

				9,693,612

Automotive — 2.7%
Ford Motor Credit Co. LLC (B-/Ba3)
	6,880,000	9.875	08/10/11	7,241,200
	2,425,000	7.250	10/25/11	2,497,750
The Goodyear Tire & Rubber Co. (B+/B1)(b)
	2,350,000	8.625	12/01/11	2,444,000

				12,182,950

Chemicals(b) — 0.1%
Nalco Co. (B/B2)
	525,000	8.875	11/15/13	538,125

Construction Machinery(b) — 0.1%
Case New Holland, Inc. (BB+/Ba3)
	325,000	7.125	03/01/14	337,188

Consumer Products — Household & Leisure(b) — 0.4%
Central Garden & Pet Co. (B/B2)
	1,895,000	8.250	03/01/18	1,878,419

Diversified Manufacturing(b) — 0.5%
Polypore, Inc. (B-/B3)
	2,175,000	8.750	05/15/12	2,180,503

Emerging Markets(b) — 0.2%
Kansas City Southern de Mexico SA de CV (BB-/B2)
	700,000	9.375	05/01/12	718,216

Principal		Interest		Maturity
Amount		Rate		Date	Value
Unsecured Debt Obligations — (continued)
Energy — Exploration & Production(b) — 8.3%
Chesapeake Energy Corp. (BB/Ba3)
	$3,315,000	6.375%		06/15/15	$3,425,721
	2,160,000	6.625		01/15/16	2,187,000
Comstock Resources, Inc. (B/B2)
	1,100,000	8.375		10/15/17	1,091,750
EXCO Resources, Inc. (B/B3)
	5,420,000	7.250		01/15/11	5,420,000
Forest Oil Corp. (B+/B1)
	775,000	8.500		02/15/14	806,000
KCS Energy, Inc. (B/B3)
	4,347,000	7.125		04/01/12	4,325,265
PetroHawk Energy Corp. (B/B3)
	10,275,000	9.125		07/15/13	10,763,062
Plains Exploration & Production Co. (BB-/B1)
	825,000	7.000		03/15/17	792,000
	1,170,000	7.625		04/01/20	1,123,200
Quicksilver Resources, Inc. (B+/B2)
	771,000	8.250		08/01/15	759,435
Southwestern Energy Co. (BBB-/Ba2)
	3,560,000	7.500		02/01/18	3,782,500
Whiting Petroleum Corp. (BB/B1)
	2,825,000	7.250		05/01/12	2,821,469

					37,297,402

Entertainment(b)(c) — 0.8%
Universal City Development Partners Ltd. (CCC+/B3)
	3,431,000	8.875		11/15/15	3,456,733

Finance — 6.6%
Ally Financial, Inc. (B/B3)
	2,925,000	5.750		09/27/10	2,925,000
EUR	7,450,000	5.750		09/27/10	9,091,945
	$1,620,000	6.000		12/15/11	1,622,025
	500,000	0.000	(b)(d)	12/01/12	410,000
FCE Bank PLC (B/Ba3)
EUR	5,450,000	7.125		01/16/12	6,760,142
International Lease Finance Corp. (BB+/B1)
	$6,934,000	4.750		01/13/12	6,552,630
National Money Mart Co. (B+/B2)(b)(c)
	2,248,000	10.375		12/15/16	2,281,720

					29,643,462

Food & Beverage(b)(c) — 0.2%
Pinnacle Foods Finance LLC (CCC+/Caa2)
	825,000	9.250		04/01/15	841,500

Health Care — Medical Products(b) — 4.2%
Alere, Inc. (B-/B2)
	3,825,000	7.875		02/01/16	3,681,562
Bausch & Lomb, Inc. (B/Caa1)
	2,521,000	9.875		11/01/15	2,590,328
Boston Scientific Corp. (BBB-/Ba1)
	3,307,000	6.250		11/15/15	3,422,745
DJO Finance LLC/DJO Finance Corp. (B-/B3)
	8,600,000	10.875		11/15/14	9,030,000

					18,724,635

Health Care — Services(b) — 2.0%
Alliance HealthCare Services, Inc. (B/B3)(c)
	1,200,000	8.000		12/01/16	1,098,000
DaVita, Inc. (B+/B1)
	3,755,000	6.625		03/15/13	3,755,000

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Unsecured Debt Obligations — (continued)
Health Care — Services(b) — (continued)
HCA, Inc. (B-/Caa1)
$1,000,000	6.250%	02/15/13	$982,500
Psychiatric Solutions, Inc. (B-/B3)
500,000	7.750	07/15/15	515,625
Radiation Therapy Services, Inc. (CCC+/Caa1)(c)
822,000	9.875	04/15/17	801,450
Tenet Healthcare Corp. (CCC+/Caa1)
1,038,000	7.375	02/01/13	1,040,595
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. (B-/B3)
725,000	8.000	02/01/18	696,906

			8,890,076

Media — Broadcasting & Radio(b) — 0.7%
LIN Television Corp. (CCC+/B3)
515,000	6.500	05/15/13	503,413
2,817,000	6.500	05/15/13	2,753,617

			3,257,030

Media — Cable — 1.7%
CSC Holdings, Inc. Series B (BB/Ba3)
1,490,000	7.625	04/01/11	1,527,250
DIRECTV Holdings LLC (BBB-/Baa2)(b)
3,509,000	6.375	06/15/15	3,623,042
GCI, Inc. (BB-/B2)(b)
2,698,000	7.250	02/15/14	2,684,510

			7,834,802

Media — Non Cable(b) — 1.0%
Lamar Media Corp. (BB/Ba3)
3,958,000	9.750	04/01/14	4,314,220

Packaging(b) — 1.3%
Crown Americas LLC (BB-/Ba3)
1,620,000	7.625	11/15/13	1,664,550
Graphic Packaging International, Inc. (B/B3)
1,055,000	9.500	08/15/13	1,076,100
505,000	9.500	06/15/17	527,725
Owens-Brockway Glass Container, Inc. (BB+/Ba3)
2,350,000	6.750	12/01/14	2,379,375

			5,647,750

Paper(b) — 1.8%
Domtar Corp. (BBB-/Ba2)
505,000	10.750	06/01/17	600,950
Georgia-Pacific LLC (BB+/Ba2)(c)
6,925,000	8.250	05/01/16	7,409,750

			8,010,700

Pipelines(b) — 0.5%
El Paso Performance-Linked Trust (NR/Ba3)(c)
425,000	7.750	07/15/11	437,219
Regency Energy Partners LP (B+/B1)
550,000	8.375	12/15/13	567,875
1,250,000	9.375 (c)	06/01/16	1,334,375

			2,339,469

Retailers(b) — 1.0%
GameStop Corp. (BB+/Ba1)
4,520,000	8.000	10/01/12	4,644,300

Principal	Interest	Maturity
Amount	Rate	Date	Value
Unsecured Debt Obligations — (continued)
Services Cyclical — Consumer Services(b) — 0.4%
Service Corp. International (BB-/B1)
$1,100,000	7.375%	10/01/14	$1,122,000
825,000	7.000	06/15/17	812,625

			1,934,625

Services Cyclical — Rental Equipment(b) — 1.0%
Mobile Mini, Inc. (B+/B2)
340,000	9.750	08/01/14	347,650
RSC Equipment Rental, Inc. (B-/Caa2)
750,000	9.500	12/01/14	738,750
United Rentals North America, Inc. (CCC+/Caa1)
3,580,000	7.750	11/15/13	3,463,650

			4,550,050

Telecommunications — Wireless(b) — 8.6%
Crown Castle International Corp. (B-/B1)
4,681,000	9.000	01/15/15	4,961,860
Intelsat Subsidiary Holding Co. SA (B+/B3)
10,576,000	8.500	01/15/13	10,681,760
2,220,000	8.875	01/15/15	2,253,300
Nextel Communications, Inc. (BB-/Ba2)
8,534,000	6.875	10/31/13	8,363,320
Sprint Capital Corp. (BB-/Ba3)
11,754,000	8.375	03/15/12	12,312,315

			38,572,555

Telecommunications — Wirelines(b) — 4.3%
Frontier Communications Corp. (BB/Ba2)
3,354,000	8.250	05/01/14	3,479,775
Qwest Corp. (BBB-/Ba1)
1,160,000	6.875	09/15/33	1,075,900
Windstream Corp. (B+/Ba3)
8,542,000	8.125	08/01/13	8,808,937
3,375,000	8.625	08/01/16	3,383,438
2,780,000	7.875	11/01/17	2,703,550

			19,451,600

Transportation(b)(c)(e) — 0.1%
Syncreon Global Ireland Ltd./Syncreon Global Finance US, Inc. (B/B3)
625,000	9.500	05/01/18	604,177

TOTAL UNSECURED DEBT OBLIGATIONS			$227,544,099

Convertible Obligations — 5.2%
Airlines(b)(e) — 1.1%
UAL Corp. (CCC/NR)
$1,300,000	4.500%	06/30/11	$1,269,277
UAL Corp. (NR/NR)
3,600,000	5.000	02/01/21	3,546,900

			4,816,177

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Convertible Obligations — (continued)
Food & Drug Retailers — 1.1%
Great Atlantic & Pacific Tea Co. (CCC-/Caa3)
$3,743,000	5.125%	06/15/11	$3,509,062
1,375,000	6.750 (a)	12/15/12	1,094,844

			4,603,906

Health Care - Medical Products(b)(e)(f) — 0.7%
Hologic, Inc. (BB-/NR)
3,760,000	2.000	12/15/37	3,185,529

Health Care - Services(b) — 0.4%
LifePoint Hospitals, Inc. (B/B1)(e)
625,000	3.250	02/15/13	585,625
LifePoint Hospitals, Inc. (B/NR)
1,412,000	3.500	05/15/14	1,308,924

			1,894,549

Noncaptive - Financial — 0.9%
Dollar Financial Corp. (NR/NR)(b)(e)
950,000	2.875	06/30/27	858,372
KKR Financial Holdings LLC (NR/NR)
2,605,000	7.000	07/15/12	2,604,648
National Financial Partners Corp. (NR/NR)
694,000	0.750	02/01/12	664,087

			4,127,107

Pharmaceuticals(e) — 0.3%
Shire PLC (NR/NR)
1,345,000	2.750	05/09/14	1,302,027

Services Cyclical - Rental Equipment(b)(e) — 0.3%
United Rentals North America, Inc. (CCC+/Caa1)
1,456,000	1.875	10/15/23	1,441,440

Technology — 0.4%
ADC Telecommunications, Inc. (NR/NR)(b)(g)
235,000	1.121	06/15/13	207,851
SAVVIS, Inc. (NR/NR)
1,600,000	3.000	05/15/12	1,504,000

			1,711,851

TOTAL CONVERTIBLE OBLIGATIONS			$23,082,586

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$402,805,860

Short-term Investment(h) — 11.3%
Repurchase Agreement — 11.3%
Joint Repurchase Agreement Account II
$50,900,000	0.053%	07/01/10	$50,900,000
Maturity Value: $50,900,075

TOTAL INVESTMENTS — 101.1%			$453,705,860

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%			(4,926,211)

NET ASSETS — 100.0%			$448,779,649

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at June 30, 2010. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $69,162,023, which represents approximately 15.4% of net assets as of June 30, 2010.

(d) Issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f) Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2010.

(g) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(h) Joint repurchase agreement was entered into on June 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s (“S&P”)/Moody’s Investors Service (“Moody’s”) and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
NR	— Not Rated

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2010, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Gain

Citibank NA	EUR	Sale	07/27/10	$4,158,240	$372,753
		Sale	09/16/10	4,526,480	562,223
		Sale	12/03/10	4,493,085	6,915
		Sale	12/20/10	2,937,671	21,649
	GBP	Sale	07/06/10	1,156,433	93,567
		Sale	08/09/10	2,241,086	119,198
Deutsche Bank AG (London)	EUR	Sale	07/09/10	2,445,807	337,273
		Sale	09/15/10	1,032,223	167,777

TOTAL					$1,681,355

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Loss

Citibank NA	EUR	Sale	12/09/10	$917,967	$(22,587)

SWAP CONTRACTS — At June 30, 2010, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
	Notional		Payments	Payments
	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)*

Citibank NA	$500	03/23/17	3 month LIBOR	3.236%	$(27,106)
	7,950	12/11/19	3 month LIBOR	3.544	(412,254)

TOTAL					$(439,360)

* There are no upfront payments on the swap contract(s), therefore the unrealized gain/loss of the swap contract(s) is equal to their market value.

TAX INFORMATION — At June 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$453,351,436

Gross unrealized gain	5,197,649

Gross unrealized loss	(4,843,225)

Net unrealized security gain	$354,424

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Fund is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is a summary of the Fund’s investments categorized in the fair value hierarchy, as of June 30, 2010:

	Level 1	Level 2	Level 3

Assets
Fixed Income
Secured Debt Obligations	$—	$152,179,175	$—
Unsecured Debt Obligations	—	227,544,099	—
Convertible Obligations	—	23,082,586	—
Short-term Investments	—	50,900,000	—
Derivatives	—	1,681,355	—

Total	$—	$455,387,215	$—

Liabilities
Derivatives	$—	$(461,947)	$—

Foreign Currency Translations — The books and records of the Fund are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statement of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Fund on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund must set aside liquid assets, or engage in other appropriate measures to cover its obligations under these contracts.
Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities. The Fund may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund, are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations. The Fund invests in the following type of swap:

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
Investments in Derivatives — The Fund may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     The following table sets forth the gross value of the Fund’s derivative contracts for trading activities by certain risk types as of June 30, 2010. The values in the table below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Assets	Liabilities

Interest rate	$—	$(439,360	)(a)
Currency	1,681,355	(22,587)

Total	$1,681,355	$(461,947)

(a) Amount represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.
Repurchase Agreements — The Fund may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund’s credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2010, the Fund had an undivided interest in the Joint Repurchase Agreement Account II which equaled $50,900,000 in principal amount.
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$360,000,000	0.01%	07/01/10	$360,000,100

Banc of America Securities LLC	1,380,000,000	0.05	07/01/10	1,380,001,917

Banc of America Securities LLC	200,000,000	0.15	07/01/10	200,000,833

Barclays Capital, Inc.	1,100,000,000	0.01	07/01/10	1,100,000,306

Barclays Capital, Inc.	700,000,000	0.02	07/01/10	700,000,389

BNP Paribas Securities Co.	3,500,000,000	0.02	07/01/10	3,500,001,944

BNP Paribas Securities Co.	1,600,000,000	0.05	07/01/10	1,600,002,222

Citigroup Global Markets, Inc.	1,500,000,000	0.08	07/01/10	1,500,003,333

Credit Suisse Securities (USA) LLC	400,000,000	0.05	07/01/10	400,000,556

JPMorgan Securities	1,000,000,000	0.01	07/01/10	1,000,000,278

JPMorgan Securities	465,000,000	0.04	07/01/10	465,000,517

Merrill Lynch & Co., Inc.	850,000,000	0.05	07/01/10	850,001,181

Morgan Stanley & Co.	500,000,000	0.05	07/01/10	500,000,694

RBS Securities, Inc.	750,000,000	0.01	07/01/10	750,000,208

RBS Securities, Inc.	1,350,000,000	0.07	07/01/10	1,350,002,625

UBS Securities LLC	242,400,000	0.07	07/01/10	242,400,471

UBS Securities LLC	500,000,000	0.14	07/01/10	500,001,944

Wachovia Capital Markets	2,000,000,000	0.10	07/01/10	2,000,005,556

Wells Fargo Securities LLC	1,750,000,000	0.10	07/01/10	1,750,004,861

TOTAL				$20,147,429,935

At June 30, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	1.750% to 7.350%	03/07/11 to 08/03/37

Federal Farm Credit Bank Principal-Only Stripped Security	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	09/17/10 to 07/15/36

Federal Home Loan Mortgage Corp.	0.000 to 7.690	07/12/10 to 06/01/40

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	01/15/12 to 01/15/28

Federal Home Loan Mortgage Corp. Principal-Only Stripped Security	0.000	03/15/31

Federal National Mortgage Association	0.000 to 10.500	07/12/10 to 02/01/50

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	07/15/11 to 07/15/29

Federal National Mortgage Association Principal-Only Stripped Securities	0.000	01/15/30 to 05/15/30

Government National Mortgage Association	3.500 to 6.500	11/15/23 to 06/20/40

Tennessee Valley Authority	4.875 to 6.000	03/15/13 to 12/15/16

Tennessee Valley Authority Interest-Only Stripped Securities	0.000	11/01/10 to 05/01/20

U.S. Treasury Bills	0.000	07/01/10 to 09/30/10

U.S. Treasury Bond	4.375	11/15/39

U.S. Treasury Notes	1.000 to 8.125	01/15/11 to 05/15/20

U.S. Treasury Bond Interest-Only Stripped Security	0.000	11/15/24

U.S. Treasury Notes Interest-Only Stripped Securities	0.000	08/15/10 to 02/15/20

The aggregate market value of the collateral, including accrued interest, was $20,564,013,100.

GOLDMAN SACHS CREDIT STRATEGIES FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Senior Term Loans — The Fund may invest in Senior Term Loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior Term Loans are portions of loans originated by banks and sold in pieces to investors. These floating rate loans (“Loans”) in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of loans from third parties (“Assignments”). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. The Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a Senior Term Loan. All Senior Term Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Senior Term Loans are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Furthermore, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Fund has unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.
Portfolio Concentration Risk — As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, industry or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 30, 2010

By (Signature and Title)*	GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	August 30, 2010

* Print the name and title of each signing officer under his or her signature.